Financing Arrangements (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Long term debt and the unamortized discount	Long term debt and the unamortized discount balances are as follows (in thousands):

	June 30, 2022	December 31, 2021
	(In Thousands)
Outstanding principal amount	$32,000	$27,000
Add: accreted liability of final payment fee	256	125
Less: unamortized debt discount, long term	(2,117)	(1,618)
Less: current portion of long term debt-principal	(4,938)	(1,291)

Debt—net of current portion	$25,201	$24,216

Current portion of long term debt—principal	$4,938	$1,291
Less: current portion of unamortized debt discount	(712)	(716)

Debt—current portion	$4,226	$575

Scheduled principal payments on total outstanding debt
Scheduled principal payments on total outstanding debt, as of June 30, 2022, are as follows (in thousands):

	June 30, 2022	December 31, 2021
	(In Thousands)
2022	$702	$702
2023	9,273	8,682
2024	12,914	11,008
2025	8,734	6,608
2026	377	—

	$32,000	$27,000

Rigetti Holdings Inc [Member]
Long term debt and the unamortized discount
The book value of debt approximates its fair value given its short-term maturity and variable interest rate. Long term debt and the unamortized discount balances are as follows:

December 31, 2021
Outstanding principal amount - stated value	$27,000,000
Add: Accrued final payment fee	121,585
Less: Unamortized deferred financing costs	(170,058)
Less: Unamortized debt discount	(2,160,495)

Total debt	$24,791,032

Debt - current portion	$1,290,538
Debt - net of current portion	23,500,494

Total debt	$24,791,032

Scheduled principal payments on total outstanding debt	Scheduled principal payments on total outstanding debt, as of December 31, 2021, are as follows:

Total
2022	$1,290,538
2023	8,750,354
2024	11,084,382
2025	5,874,726

27,000,000